Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Shareholders Equity [Abstract]
Schedule of Preferred Stock and Trust Preferred Securities [Table Text Block]
The table below lists the aggregate liquidation value of each series of preferred stock exchanged.

Preferred Stock Exchanged

	Preferred Shares Exchanged	Liquidation Value (1, 2)
(Dollars in millions, actual shares)
Non-convertible
Series D	260	$7
Series E	5,915	148
Series J	1,058	26
Series K	4,929	123
Series M	4,958	124
Series 1	1,215	36
Series 2	5,436	163
Series 3	563	17
Series 4	2,203	66
Series 5	3,288	99
Series 6	5,612	6
Total non-convertible	35,437	815
Convertible
Series L	269,139	269
Total exchanged	304,576	$1,084

(1)	Amounts shown are before third-party issuance costs.

(2)	Carrying value of preferred stock exchanged was $1,083 million

Preferred Stock [Text Block]
The table below presents a summary of perpetual preferred stock previously issued by the Corporation and remaining outstanding at December 31, 2011.

Preferred Stock Summary

(Dollars in millions, except as noted)
Series	Description	Initial Issuance Date	Total Shares Outstanding	Liquidation Preference per Share (in dollars)	Carrying Value (1)	Per Annum Dividend Rate	Redemption Period
Series B (2)	7% Cumulative Redeemable	June 1997	7,571	$100	$1	7.00%	n/a
Series D (3, 8)	6.204% Non-Cumulative	September 2006	26,174	25,000	654	6.204%	On or after September 14, 2011
Series E (3, 8)	Floating Rate Non-Cumulative	November 2006	13,576	25,000	340	Annual rate equal to the greater of (a) 3-mo. LIBOR + 35 bps and (b) 4.00%	On or after November 15, 2011
Series H (3, 8)	8.20% Non-Cumulative	May 2008	114,483	25,000	2,862	8.20%	On or after May 1, 2013
Series I (3, 8)	6.625% Non-Cumulative	September 2007	14,584	25,000	365	6.625%	On or after October 1, 2017
Series J (3, 8)	7.25% Non-Cumulative	November 2007	38,053	25,000	951	7.25%	On or after November 1, 2012
Series K (3, 9)	Fixed-to-Floating Rate Non-Cumulative	January 2008	61,773	25,000	1,544	8.00% through 1/29/18; 3-mo. LIBOR + 363 bps thereafter	On or after January 30, 2018
Series L	7.25% Non-Cumulative Perpetual Convertible	January 2008	3,080,182	1,000	3,080	7.25%	n/a
Series M (3, 9)	Fixed-to-Floating Rate Non-Cumulative	April 2008	52,399	25,000	1,310	8.125% through 5/14/18; 3-mo. LIBOR + 364 bps thereafter	On or after May 15, 2018
Series T	6% Cumulative	September 2011	50,000	100,000	2,918	6.00%	See description in Preferred Stock in this Note
Series 1 (3, 4)	Floating Rate Non-Cumulative	November 2004	3,646	30,000	109	3-mo. LIBOR + 75 bps (5)	On or after November 28, 2009
Series 2 (3, 4)	Floating Rate Non-Cumulative	March 2005	12,111	30,000	363	3-mo. LIBOR + 65 bps (5)	On or after November 28, 2009
Series 3 (3, 4)	6.375% Non-Cumulative	November 2005	21,773	30,000	653	6.375%	On or after November 28, 2010
Series 4 (3, 4)	Floating Rate Non-Cumulative	November 2005	10,773	30,000	323	3-mo. LIBOR + 75 bps (6)	On or after November 28, 2010
Series 5 (3, 4)	Floating Rate Non-Cumulative	March 2007	16,902	30,000	507	3-mo. LIBOR + 50 bps (6)	On or after May 21, 2012
Series 6 (3, 7)	6.70% Non-Cumulative Perpetual	September 2007	59,388	1,000	60	6.70%	On or after February 3, 2009
Series 7 (3, 7)	6.25% Non-Cumulative Perpetual	September 2007	16,596	1,000	17	6.25%	On or after March 18, 2010
Series 8 (3, 4)	8.625% Non-Cumulative	April 2008	89,100	30,000	2,673	8.625%	On or after May 28, 2013
Total			3,689,084		$18,730

(1)	Amounts shown are before third-party issuance costs and other Merrill Lynch purchase accounting related adjustments of $333 million.

(2)	Series B Preferred Stock does not have early redemption/call rights.

(3)	The Corporation may redeem series of preferred stock on or after the redemption date, in whole or in part, at its option, at the liquidation preference plus declared and unpaid dividends.

(4)	Ownership is held in the form of depositary shares, each representing a 1/1200th interest in a share of preferred stock, paying a quarterly cash dividend, if and when declared.

(5)	Subject to 3.00% minimum rate per annum.

(6)	Subject to 4.00% minimum rate per annum.

(7)	Ownership is held in the form of depositary shares, each representing a 1/40th interest in a share of preferred stock, paying a quarterly cash dividend, if and when declared.

(8)	Ownership is held in the form of depositary shares, each representing a 1/1000th interest in a share of preferred stock, paying a quarterly cash dividend, if and when declared.

(9)
Ownership is held in the form of depositary shares, each representing a 1/25th interest in a share of preferred stock, paying a semi-annual cash dividend, if and when declared, until the redemption date adjusts to a quarterly cash dividend, if and when declared, thereafter.

n/a = not applicable